3. Customer deposits - Related party (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Apr. 30, 2014
Customer Deposits - Related Party Details Narrative
Advances from related party	$ 400,000
Percentage of shareholder	5.00%	5.00%